Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
The following summarizes the changes in goodwill:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Balance at beginning of year	$1,489.1	$1,475.0
Foreign currency translation	(6.1)	5.2
Business acquisitions	19.7	8.6
Historical corrections (1)	(49.4)	0.3
Balance at end of year	$1,453.3	$1,489.1

Schedule of goodwill by segment	Goodwill was allocated between our segments as follows:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Canada	$689.5	$748.6
United Kingdom	746.1	731.4
MCI	17.7	9.1
Consolidated	$1,453.3	$1,489.1

Schedule of intangible assets excluding goodwill
The following table presents details of our intangible assets, other than goodwill, as of December 31, 2011:

	Useful life	Gross	Accumulated amortization	Net
	(Years)	(In millions)
Intangible assets subject to amortization:
Brands	3 - 40	$316.9	$(179.0)	$137.9
Distribution rights	2 - 23	342.0	(234.0)	108.0
Patents and technology and distribution channels	3 - 10	34.9	(28.9)	6.0
Land use rights and other	2 - 42	6.5	(0.8)	5.7
Intangible assets not subject to amortization:
Brands	Indefinite	3,322.4	—	3,322.4
Distribution networks	Indefinite	990.5	—	990.5
Other	Indefinite	15.5	—	15.5
Total		$5,028.7	$(442.7)	$4,586.0
The following table presents details of our intangible assets, other than goodwill, as of December 25, 2010:

	Useful life	Gross	Accumulated amortization	Net
	(Years)	(In millions)
Intangible assets subject to amortization:
Brands	3 - 40	$297.3	$(159.6)	$137.7
Distribution rights	2 - 23	345.8	(221.6)	124.2
Patents and technology and distribution channels	3 - 10	34.6	(25.5)	9.1
Land use rights and other	2 - 42	6.2	(0.1)	6.1
Intangible assets not subject to amortization:
Brands	Indefinite	3,359.2	—	3,359.2
Distribution networks	Indefinite	1,003.3	—	1,003.3
Other	Indefinite	15.5	—	15.5
Total		$5,061.9	$(406.8)	$4,655.1
The change in the gross carrying amounts of intangibles from December 25, 2010, to December 31, 2011, is primarily due to the impact of foreign exchange rate fluctuations, as a significant amount of intangibles are denominated in foreign currencies, slightly offset by the 2011 acquisition of Sharp's Brewery Ltd. in the U.K. ($20.4 million).

Schedule of estimated amortization expense related to intangible assets
Based on foreign exchange rates as of December 31, 2011, the estimated future amortization expense of intangible assets is as follows:

Fiscal Year	Amount
(In millions)
2012	$34.6
2013	$33.7
2014	$33.7
2015	$31.1
2016	$34.1
Amortization expense of intangible assets was $40.1 million, $42.7 million, and $40.5 million for the years ended December 31, 2011, December 25, 2010, and December 26, 2009, respectively, and is presented within Marketing, general and administrative expenses.